As filed with the Securities and Exchange Commission on August 20, 2010

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                      REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number:  811-05631

                           First Pacific Mutual Fund, Inc.
                  --------------------------------------------------
                  (Exact name of registrant as specified in charter)

                          2756 Woodlawn Drive, Suite #6-201
                                  Honolulu, HI  96822
                 ---------------------------------------------------
                 (Address of principal executive offices) (Zip code)

                                  Audrey C. Talley
                             Drinker Biddle & Reath LLP
                            One Logan Square, Suite 2000
                               Philadelphia, PA  19103
                       ---------------------------------------
                       (Name and address of agent for service)


                                    (808) 988-8088
                                    --------------
                  Registrant's telephone number, including area code

                 Date of fiscal year end:  September 30, 2009
                               ---------------

                   Date of reporting period:  June 30, 2010
                              -----------------





Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

                                                             Value
     Par Value                                            (Note 1 (A))

                       HAWAII MUNICIPAL BONDS - 94.33%

		Hawaii County
			General Obligation Bonds - 1.18%
$     300,000                 5.600%,     05/01/11     $      311,508
      350,000                 5.000%,     07/15/11            364,683
    1,000,000                 5.000%,     07/15/22          1,053,560
      370,000                 5.000%,     07/15/24            388,396
                                                            2,118,147

		Hawaii State
			General Obligation Bonds - 4.48%
      700,000                 4.000%,     02/01/17            769,027
      970,000                 5.000%,     08/01/20          1,018,209
      530,000                 5.000%,     08/01/20            547,765
    1,195,000                 5.000%,     06/01/22          1,344,686
    4,000,000                 5.000%,     05/01/27          4,333,120
                                                            8,012,807

			Airport Systems Revenue Bonds - 15.89%
    2,000,000                 8.000%,     07/01/11          2,138,060
      250,000                 6.900%,     07/01/12            263,593
      500,000                 6.900%,     07/01/12            527,185
      250,000                 6.375%,     07/01/12            252,500
    4,580,000                 6.500%,     07/01/13          4,625,800
    4,000,000                 6.500%,     07/01/14          4,040,000
      500,000                 6.500%,     07/01/15            505,000
    3,000,000                 5.750%,     07/01/15          3,112,290
    2,500,000                 5.750%,     07/01/16          2,587,350
    3,235,000                 5.750%,     07/01/17          3,342,531
    6,000,000                 5.625%,     07/01/18          6,183,300
      855,000                 5.250%,     07/01/21            866,799
                                                           28,444,408

			Certificates of Participation - State Office Buildings - 4.87%
    1,500,000                 5.000%,     05/01/15          1,682,250
    4,200,000                 5.000%,     05/01/17          4,700,640
    1,150,000                 5.000%,     05/01/18          1,288,771
      500,000                 4.000%,     05/01/19            521,125
      500,000                 4.000%,     05/01/20            515,565
                                                            8,708,351

See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2010 (Unaudited)

                                                             Value
     Par Value                                            (Note 1 (A))

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 16.35%
$     400,000                 4.950%,     04/01/12     $      418,764
    5,430,000                 5.750%,     12/01/18          5,463,938
      125,000                 6.150%,     01/01/20            125,385
    1,125,000                 5.700%,     07/01/20          1,133,336
      115,000                 5.450%,     11/01/23            115,284
   10,225,000                 5.650%,     10/01/27         10,359,561
    8,085,000                 6.200%,     11/01/29          8,107,396
    2,400,000                 5.100%,     09/01/32          2,313,456
    1,380,000                 4.650%,     03/01/37          1,229,207
                                                           29,266,327

				Chaminade University - 2.16%
       95,000                 4.000%,     01/01/11             95,431
    2,600,000                 5.000%,     01/01/26          2,599,974
    1,270,000                 4.700%,     01/01/31          1,178,446
                                                            3,873,851

				Hawaii Pacific Health - 3.94%
    1,140,000                 5.600%,     07/01/33          1,143,397
    6,000,000                 5.500%,     07/01/40          5,904,660
                                                            7,048,057

				Hawaii Mid-Pacific Institute - 1.18%
    2,085,000                 5.000%,     01/01/26          2,104,891

				Kapiolani Health Care System - 1.17%
    2,080,000                 6.400%,     07/01/13          2,095,267

				Kuakini Hawaii Health System - 0.32%
      570,000                 6.300%,     07/01/22            575,267

				Kahala Nui - 4.20%
    7,000,000                 8.000%,     11/15/33          7,511,980



See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2010 (Unaudited)

                                                             Value
     Par Value                                            (Note 1 (A))

				Wilcox Hospital - 1.29%
$     900,000                 5.250%,     07/01/13     $      901,224
    1,250,000                 5.350%,     07/01/18          1,250,938
      160,000                 5.500%,     07/01/28            160,035
                                                            2,312,197

			Harbor Capital Improvements Revenue Bonds - 4.50%
       70,000                 5.750%,     07/01/10             70,000
      150,000                 5.000%,     07/01/12            158,749
    1,580,000                 5.250%,     01/01/16          1,698,468
    1,665,000                 5.375%,     01/01/17          1,782,116
      500,000                 5.500%,     07/01/19            517,955
    2,005,000                 5.250%,     01/01/21          2,086,263
    1,200,000                 5.250%,     01/01/27          1,212,516
      520,000                 5.750%,     07/01/29            531,794
                                                            8,057,861

			Hawaii Health Systems - 1.08%
      557,000                 3.800%,     02/15/13            558,304
    1,370,000                 4.700%,     02/15/19          1,371,356
                                                            1,929,660

			Housing Authority
				Single Family Mortgage
				Special Purpose Revenue Bonds - 6.37%
      220,000                 4.650%,     07/01/12            228,155
      380,000                 4.800%,     07/01/13            392,719
      115,000                 5.250%,     07/01/13            115,101
    3,465,000                 5.350%,     07/01/18          3,466,629
    3,735,000                 5.400%,     07/01/29          3,736,158
      280,000                 5.750%,     07/01/30            280,031
    2,225,000                 5.375%,     07/01/33          2,241,398
      925,000                 5.000%,     07/01/36            942,926
                                                           11,403,117

				HCDC Rental Housing System Revenue Bonds - 3.58%
      100,000                 3.700%,     01/01/13            101,597
      810,000                 4.750%,     07/01/22            827,828
      600,000                 4.750%,     07/01/23            611,430
      895,000                 5.000%,     07/01/24            923,094
      100,000                 5.000%,     07/01/25            102,694
      990,000                 6.000%,     07/01/26          1,073,625
    1,055,000                 6.000%,     07/01/27          1,136,151
      785,000                 6.000%,     07/01/28            839,503
      750,000                 6.000%,     07/01/29            796,500
                                                            6,412,422

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2010 (Unaudited)

                                                             Value
     Par Value                                            (Note 1 (A))

			Department of Hawaiian Homelands - 2.34%
$   1,000,000                 5.875%,     04/01/34     $    1,043,960
    3,000,000                 6.000%,     04/01/39          3,147,180
                                                            4,191,140

				Hawaiian Homelands - COP Kapolei - 2.57%
      210,000                 3.750%,     11/01/16            222,100
      950,000                 4.125%,     11/01/23            966,625
    3,295,000                 5.000%,     11/01/31          3,419,419
                                                            4,608,144

			University of Hawaii - Revenue Bonds - 3.27%
      100,000                 4.000%,     07/15/16            106,896
    1,500,000                 5.000%,     10/01/23          1,611,945
    1,740,000                 3.500%,     07/15/27          1,538,386
    2,500,000                 5.000%,     07/15/29          2,596,025
                                                            5,853,252

			Highway Revenue- 1.48%
    2,250,000                 5.250%,     07/01/18          2,657,925

		Honolulu City & County
			General Obligation Bonds - 2.50%
      365,000                 6.000%,     11/01/10            371,599
    1,000,000                 5.000%,     07/01/22          1,116,520
    2,000,000                 5.000%,     07/01/23          2,161,820
      500,000                 5.000%,     07/01/26            532,390
      275,000                 5.000%,     07/01/31            289,561
                                                            4,471,890

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Sunset Villas - 3.82%
    2,955,000                 5.600%,     07/20/21          3,019,921
    2,965,000                 5.700%,     07/20/31          3,030,260
      775,000                 5.750%,     01/20/36            792,073
                                                            6,842,254







See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2010 (Unaudited)

                                                             Value
     Par Value                                            (Note 1 (A))

				Waipahu - 1.12%
$   1,990,000                 6.900%,     06/20/35     $    1,997,104

			Water System Revenue Bonds
				Board of Water Supply - 0.88%
    1,470,000                 5.000%,     07/01/11          1,571,768

			Waste System Revenue - 0.12%
      200,000                 5.500%,     07/01/26            209,968


		Kauai County
			General Obligation Bonds - 2.24%
    1,065,000                 5.000%,     08/01/25          1,083,169
    2,780,000                 5.000%,     08/01/27          2,928,508
                                                            4,011,677

			Housing Authority Paanau Project - 0.22%
      395,000                 7.250%,     04/01/12            388,992

		Maui County
			General Obligation Bonds - 1.21%
    1,000,000                 5.000%,     07/01/23          1,088,820
    1,000,000                 5.000%,     07/01/24          1,083,180
                                                            2,172,000

     Total Hawaii Municipal Bonds (Cost $165,989,054)     168,850,724









See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2010 (Unaudited)

                                                             Value
     Par Value                                            (Note 1 (A))

                   VIRGIN ISLANDS MUNICIPAL BONDS - 0.22%

		Virgin Islands
			Public Finance Authority, Series A - 0.07%
$     100,000                 7.300%,     10/01/18     $      120,495

			Public Finance Authority, Series A - 0.15%
      250,000                 5.000%,     07/01/14            267,355

     Total Virgin Islands Municipal Bonds (Cost $358,774)     387,850



       Total Investments (Cost $166,347,828) (a)  94.55%  169,238,574
       Other Assets Less Liabilities               5.45%    9,749,796
       Net Assets                                100.00% $178,988,370


     (a)  Aggregate cost for federal income tax purposes is $166,189,225.


At June 30, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation          $  3,476,372
                  Gross unrealized (depreciation)            (427,023)
                  Net unrealized appreciation            $  3,049,349















See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal Fund is currently authorized to offer one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions or agencies, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by
	an independent pricing 	service using market quotations, prices
	provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:



HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 -Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of June 30, 2010. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:

	Description     Level 1       Level 2       Level 3       Total
	Municipal Bonds   $-0-     $169,238,574       $-0-    $169,238,574

	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                        Municipal Bonds
                                                          at Value
      Balance as of 03/31/2010                          $ 1,176,000
      Realized gain (loss)                              $  (122,500)
      Change in unrealized appreciation (depreciation)  $ -
      Net purchases (sales)                             $(1,053,500)
      Transfers in and/or out of Level 3                $ -
      Balances as of 06/30/2010                         $-0-


HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(C)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
	In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the first disclosure required by the ASU did not have a material effect on the Fund's financial statement disclosures. Management is currently evaluating the impact the adoption of the second disclosure of this ASU will have on the Fund's financial statement disclosures.


(2)  SUBSEQUENT EVENTS DISCLOSURE

Subsequent Events Disclosure is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. The Fund has evaluated events and transactions that occurred subsequent to June 30, 2010 for potential recognition or disclosure through the date the Financial Statement were issued. This evaluation did not result in any subsequent events that necessitated disclosure or adjustment.


For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.




Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.



                                    SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 19, 2010
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 19, 2010
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  August 19, 2010
-------------------------------------